Summary of Reconciliation Between EBITDA by Reportable Segment to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	$ (4,430,206)	$ (2,771,758)	$ (14,177,783)	$ (9,546,325)	$ (13,467,744)	$ (9,795,551)
Reconciliation to loss before income taxes:
Changes in fair value of financial instruments					(478,288)	(9,154,141)
Interest income	(1,425)		(1,427)	(10)	(10)	(813)
Gain on extinguishment		152,782	4,488,627	680,762	680,762
Gain on release of Vidello revenue holdback	973,000		973,000
Loss on debt issuance					653,208
Loss on private placement issuance	(1,439,000)		(2,276,000)
Loss on issuance of term notes		(390,000)	(110,500)	(390,000)
Loss on issuance of convertible bridge notes	(65,650)	(63,408)	(146,150)	(63,408)
Loss on conversion and settlement of Alco promissory notes - related party		(4,808,882)		(4,808,882)	(4,808,882)
Loss on conversion and settlement of CP BF notes - related party		(6,529,402)		(6,529,402)	(6,529,402)
Yorkville prepayment premium expense		14,000		94,760	80,760
Loss on Yorkville SEPA advances	(190,489)		(937,626)
Vidello earnout expense	(69,053)		(485,720)
Failed acquisition costs			(1,382,002)
GEM settlement fee expense		(60,000)		(260,000)	(200,000)
Other (income) expense, net					113,108	(62,809)
Depreciation and amortization expense					24,179	7,160
Loss before income taxes	(5,617,482)	(15,412,917)	(17,347,423)	(23,652,686)	(31,513,389)	(14,406,262)
Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense						(1,068,447)
Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense	(393,968)	(1,050,363)	(1,288,988)	(2,860,768)	$ (3,047,101)	$ (4,486,027)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	(4,135,779)	(2,770,858)	(13,336,119)	(9,542,600)
Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	(252,831)	(59,187)	315,264	(388,187)
Interest income	(1,425)		(1,427)	(10)
Gain on extinguishment		(152,782)	(4,488,627)	(680,762)
Gain on release of Vidello revenue holdback	(973,000)		(973,000)
Loss on debt issuance	192,000		444,000	171,000
Loss on private placement issuance	1,439,000		2,276,000
Loss on issuance of term notes		390,000	110,500	390,000
Loss on issuance of convertible bridge notes	65,650	63,408	146,150	63,408
Loss on extinguishment of term notes			1,769,895
Yorkville prepayment premium expense		14,000		94,760
Loss on Yorkville SEPA advances	190,489		937,626
Vidello earnout expense	69,053		485,720
Failed acquisition costs			1,382,002
GEM settlement fee expense		60,000		260,000
Other (income) expense, net	64,372	(62,927)	(523,451)	(2,900)
Depreciation and amortization expense	294,427	900	841,664	3,725
Loss before income taxes	(5,617,482)	(15,412,917)	(17,347,423)	(23,652,686)
Operating Segments [Member] | Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense
Operating Segments [Member] | Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense	393,968	1,050,363	1,288,988	2,860,768
Loss on conversion and settlement of Alco promissory notes - related party		4,808,882		4,808,882
Loss on conversion and settlement of CP BF notes - related party		6,529,402		6,529,402
Banzai Operating [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	(3,952,506)	(2,770,858)	(13,631,961)	(9,542,600)
Open Reel [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	(280,534)		(365,821)
Vidello Limited [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	$ 97,261		$ 661,663